STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Minimum percentage of after-tax profit required to be transferred to general reserve till such reserve reaches specified percentage of registered capital	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Discretionary appropriations to enterprise expansion reserve, staff welfare and bonus reserve	$ 0	$ 0	$ 0
Amount of restricted net assets of subsidiaries and VIE not available for distribution	$ 5,089